Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Company's Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that were measured at fair value on a recurring basis at September 30, 2017 and December 31, 2016:

		Fair Value Measurements Using
September 30, 2017	Fair Value	Level 1	Level 2	Level 3
Financial assets
Securities available-for-sale
U.S. Treasury Notes	$14,925	$14,925	$—	$—
U.S. Government agencies	53,219	—	53,219	—
Obligations of states, municipalities, and political subdivisions	32,535	—	31,985	550
Mortgage-backed securities; residential
Agency	324,040	—	324,040	—
Non-Agency	25,470	—	25,470	—
Mortgage-backed securities; commercial
Agency	70,757	—	70,757	—
Non-Agency	31,257	—	31,257	—
Corporate securities	27,524	—	27,524	—
Other securities	4,957	1,938	2,480	539
Servicing assets	21,669	—	—	21,669
Derivative assets	3,913	—	3,913	—
Financial liabilities
Derivative liabilities	1,190	—	1,190	—

		Fair Value Measurements Using
December 31, 2016	Fair Value	Level 1	Level 2	Level 3
Financial assets
Securities available-for-sale
U.S. Treasury Notes	$14,920	$14,920	$—	$—
U.S. Government agencies	58,857	—	58,857	—
Obligations of states, municipalities, and political subdivisions	16,059	—	15,509	550
Mortgage-backed securities; residential
Agency	368,160	—	368,160	—
Non-Agency	19,933	—	19,933	—
Mortgage-backed securities; commercial
Agency	77,403	—	77,403	—
Non-Agency	31,052	—	31,052	—
Corporate securities	17,329	—	17,329	—
Other securities	4,847	1,938	2,379	530
Servicing assets	21,091	—	—	21,091
Derivative assets	4,317	—	4,317	—
Financial liabilities
Derivative liabilities	559	—	559	—

        The following tables summarize the Company's financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2016 and 2015:

	2016
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Financial assets
Securities available-for-sale
U.S. Treasury Notes	$14,920	$14,920	$—	$—
U.S. Government agencies	58,857	—	58,857	—
Obligations of states, municipalities, and political subdivisions	16,059	—	15,509	550
Mortgage-backed securities; residential
Agency	368,160	—	368,160	—
Non-Agency	19,933	—	19,933	—
Mortgage-backed securities; commercial
Agency	77,403	—	77,403	—
Non-Agency	31,052	—	31,052	—
Corporate securities	17,329	—	17,329	—
Other securities	4,847	1,938	2,379	530
Servicing assets(1)	21,091	—	—	21,091
Derivative assets	4,317	—	4,317	—
Financial liabilities
Derivative liabilities	559	—	559	—

(1)	See Note 7 for a rollforward of recurring Level 3 fair values for servicing assets.

	2015
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Financial assets
Securities available-for-sale
U.S. Treasury Notes	$30,345	$30,345	$—	$—
U.S. Government agencies	83,613	—	83,613	—
Obligations of states, municipalities, and political subdivisions	20,752	—	20,752	—
Mortgage-backed securities; residential
Agency	588,334	—	588,334	—
Non-Agency	—	—	—	—
Mortgage-backed securities; commercial
Agency	31,191	—	31,191	—
Non-Agency	—	—	—	—
Corporate securities	7,696	—	7,696	—
Other securities	5,801	1,964	3,837	—
Servicing assets	—	—	—	—
Derivative assets	—	—	—	—
Financial liabilities
Derivative liabilities	—	—	—	—

Summary of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents additional information about financial assets measured at fair value on recurring basis for which the Company used significant unobservable inputs (Level 3):

	Nine Months Ended
	September 30,
	2017	2016	2017	2016
	Investment Securities		Servicing Assets
Balance, beginning of period	$1,080	$—	$21,091	$—
Additions, net	—	—	4,675	—
Amortization	3	—	—	—
Change in unrealized loss	6	—	—	—
Change in fair value	—	—	(4,097)	—
Balance, end of period	$1,089	$—	$21,669	$—

Summary of Unobservable Inputs Used in the Fair Value Measurements on Recurring Basis

The following table presents additional information about the unobservable inputs used in the fair value measurements on recurring basis that were categorized within Level 3 of the fair value hierarchy as of September 30, 2017:

Financial Instruments	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average Range	Impact to Valuation from an Increased or Higher Input Value
Obligations of states, municipalities, and political obligations	Discounted cash flow	Probability of default	2.0%—2.4%	2.2%	Decrease
Single issuer trust preferred	Discounted cash flow	Probability of default	7.5%—9.9%	8.9%	Decrease
Servicing assets	Discounted cash flow	Prepayment speeds	1.7%—9.0%	7.6%	Decrease
		Discount rate	9.1%—16.2%	12.8%	Decrease
		Expected weighted average loan life	0.4—11.5 years	6.1 years	Increase

        The following table presents additional information about the unobservable inputs used in the fair value measurements on recurring basis that were categorized within Level 3 of the fair value hierarchy as of December 31, 2016:

Financial Instruments	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average Range	Impact to Valuation from an Increased or Higher Input Value
Obligations of states, municipalities, and political obligations	Discounted cash flow	Probability of default	2.0% - 2.4%	2.2%	Decrease
Single issuer trust preferred	Discounted cash flow	Probability of default	7.5% - 12.0%	8.8%	Decrease
Servicing assets	Discounted cash flow	Prepayment speeds	5.6% - 9.2%	7.2%	Decrease
		Discount rate	7.6% - 18.6%	12.7%	Decrease
		Expected weighted average loan life	0.5 - 8.2 years	6.1 years	Increase

Summary of Company's Assets Measured at Fair Value on a Non-Recurring Basis

The following tables summarize the Company’s assets that were measured at fair value on a non-recurring basis, excluding acquired impaired loans, as of September 30, 2017 and December 31, 2016:

		Fair Value Measurements Using
September 30, 2017	Fair Value	Level 1	Level 2	Level 3
Non-recurring
Impaired loans
(excluding acquired impaired loans)
Commercial real estate	$13,742	$—	$—	$13,742
Residential real estate	1,772	—	—	1,772
Construction, land development, and other land	565	—	—	565
Commercial and industrial	4,490	—	—	4,490
Installment and other	-	—	—	-
Assets held for sale	12,938	—	—	12,938
Other real estate owned	13,859	—	—	13,859

		Fair Value Measurements Using
December 31, 2016	Fair Value	Level 1	Level 2	Level 3
Non-recurring
Impaired loans
(excluding acquired impaired loans)
Commercial real estate	$8,916	$—	$—	$8,916
Residential real estate	1,007	—	—	1,007
Construction, land development, and other land	—	—	—	—
Commercial and industrial	986	—	—	986
Installment and other	—	—	—	—
Assets held for sale	14,748	—	—	14,748
Other real estate owned	16,570	—	—	16,570

        Adjustments to fair value based on such non-recurring transactions generally result from the application of lower-of-cost-or-market accounting or write-downs of individual assets due to impairment. The following tables summarize the Company's assets that were measured at fair value on a non-recurring basis, excluding acquired impaired loans, as of December 31, 2016 and 2015:

	2016
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Non-recurring
Impaired loans (excluding acquired impaired loans)
Commercial real estate	$8,916	$—	$—	$8,916
Residential real estate	1,007	—	—	1,007
Construction, land development, and other land	—	—	—	—
Commercial and industrial	986	—	—	986
Installment and Other	—	—	—	—
Assets held for sale	14,748	—	—	14,748
Other real estate owned	16,570	—	—	16,570

	2015
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Non-recurring
Impaired loans (excluding acquired impaired loans)
Commercial real estate	$3,084	$—	$—	$3,084
Residential real estate	3,427	—	—	3,427
Construction, land development, and other land	71	—	—	71
Commercial and industrial	—	—	—	—
Installment and Other	—	—	—	—
Assets held for sale	2,259	—	—	2,259
Other real estate owned	26,715	—	—	26,715

Summary of the Valuation Technique, Unobservable Inputs and Qualitative Information About the Company?s Assets and Liabilities

The following table provides a description of the valuation technique, unobservable inputs and qualitative information about the Company’s assets and liabilities classified as Level 3 and measured at fair value on a non-recurring basis as of September 30, 2017:

Financial Instruments	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact to Valuation from an Increased or Higher Input Value
Impaired loans (excluding acquired impaired loans)	Appraisals	Appraisal adjustments, sales costs and other discount adjustments for market conditions	6% - 10%	Decrease
Assets held for sale	List price, contract price	Sales costs and other discount adjustments for market conditions	7%	Decrease
Other real estate owned	Appraisals	Appraisal adjustments, sales costs and other discount adjustments for market conditions	7% - 20%	Decrease

        The following table provides a description of the valuation technique, unobservable inputs and qualitative information about the Company's assets and liabilities classified as Level 3 and measured at fair value on a non-recurring basis as of December 31, 2016 and 2015:

Financial Instruments	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact to Valuation from an Increased or Higher Input Value
Impaired loans (excluding acquired impaired loans)	Appraisals	Appraisal adjustments, sales costs and other discount adjustments for market conditions	6% - 10%	Decrease
Assets held for sale	List price, contract price	Sales costs and other discount adjustments for market conditions	7%	Decrease
Other real estate owned	Appraisals	Appraisal adjustments, sales costs and other discount adjustments for market conditions	7% - 20%	Decrease

Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments and levels within the fair value hierarchy are as follows:

		September 30,		December 31,
	Fair Value	2017		2016
	Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets
Cash and due from banks	1	$16,193	$16,193	$17,735	$17,735
Interest bearing deposits with other banks	2	46,043	46,043	28,798	28,798
Securities held-to-maturity	2	121,453	122,266	138,846	138,082
Other restricted stock	2	10,628	10,628	14,993	14,993
Loans held for sale	3	2,087	2,335	23,976	26,487
Loans and lease receivables, net	3	2,200,519	2,118,769	2,137,088	2,068,157
Accrued interest receivable	3	7,183	7,183	6,866	6,866
Financial liabilities
Non-interest bearing deposits	2	753,662	753,662	724,457	724,457
Interest bearing deposits	2	1,767,267	1,721,537	1,765,937	1,723,941
Accrued interest payable	2	1,184	1,184	2,427	2,427
Line of credit	2	-	-	20,650	20,650
Federal Home Loan Bank advances	2	234,559	234,543	313,715	313,646
Securities sold under repurchase agreement	2	30,807	30,807	17,249	17,249
Junior subordinated debentures	3	27,482	26,779	26,926	26,943

        The estimated fair values of financial instruments and levels within the fair value hierarchy are as follows:

		2016		2015
	Fair Value Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets
Cash and due from banks	1	$17,735	$17,735	$21,312	$21,312
Interest bearing deposits with other banks	2	28,798	28,798	23,572	23,572
Securities held-to-maturity	2	138,846	138,082	111,460	110,935
Other restricted stock	2	14,993	14,993	7,608	7,608
Loans held for sale	3	23,976	26,487	268	268
Loans and lease receivables, net	3	2,137,088	2,068,157	1,337,805	1,333,675
Accrued interest receivable	3	6,866	6,866	5,319	5,319
Financial liabilities
Non-interest bearing deposits	2	724,457	724,457	626,396	626,396
Interest bearing deposits	2	1,765,937	1,723,941	1,554,228	1,552,990
Accrued interest payable	2	2,427	2,427	1,072	1,072
Revolving line of credit	2	20,650	20,650	—	—
Federal Home Loan Bank advances	2	313,715	313,646	38,000	38,000
Securities sold under repurchase agreement	2	17,249	17,249	12,659	12,659
Junior subordinated debentures	3	26,926	26,943	24,711	24,150